Filler Distribution Agreement - Distributions Rights (Details) - Distribution Rights $ in Thousands	3 Months Ended
Mar. 31, 2020 USD ($)
Acquired Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible asset, useful life	4 years
Initial Carrying Amount	$ 32,334
Accumulated Amortization	0
Net Carrying Amount	$ 32,334